Pending Business Combination with MainSource Financial Group	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Event, Pro Forma Business Combinations or Disposals
Pending Business Combination (Unaudited)

In July 2017, First Financial Bancorp and MainSource Financial Group, Inc. entered into a definitive merger agreement under which MainSource will merge into First Financial in a stock-for-stock transaction. MainSource Bank, a wholly owned subsidiary of MainSource, will merge into First Financial Bank. Under the terms of the merger agreement, shareholders of MainSource will receive 1.3875 common shares of First Financial common stock for each share of MainSource common stock. Including outstanding options and warrants on MainSource common stock, the transaction is valued at approximately $1.0 billion. Upon closing, First Financial shareholders will own approximately 65% of the combined company and MainSource shareholders will own approximately 35%, on a fully diluted basis. The merger will position the combined company to better serve the complimentary geographies of Ohio, Indiana and Kentucky, and create a higher performing bank with greater scale and capabilities. Pro forma information for the periods ended June 30, 2017 and December 31, 2016 was as follows:

	For the six	For the year
	months ended	ended
	June 30, 2017	December 31, 2016
(Dollars in thousands, except per share data)	(Unaudited)	(Unaudited)
Pro Forma Condensed Combined Income Statement Information
Net interest income	$204,518	$387,725
Provision for loan and lease losses	834	10,140
Income before income taxes	92,591	170,132
Net income	65,884	119,661

	As of June 30, 2017
	(Unaudited)
Pro Forma Condensed Combined Balance Sheet Information
Loans and leases, net	$8,818,392
Total assets	13,806,092
Deposits	9,987,298
Total shareholders' equity	1,913,682

The merger was approved by the FRB of Cleveland and the ODFI during the first quarter of 2018 and is expected to close on April 1, 2018.

The selected pro forma financial data included in the preceding table is based on preliminary estimates, and is subject to change upon completion of the merger. In October 2017, the Company filed a registration statement on Form S-4 that included historical and pro forma information required in connection with the merger.